Income tax and social contribution (Details 4) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Tax And Social Contribution
Profit before income tax and social contribution	R$ 3,622,463	R$ 3,184,033	R$ 1,720,908
Combined tax rate	34.00%	34.00%	34.00%
Combined tax rate on income tax and social contribution	R$ (1,231,637)	R$ (1,082,571)	R$ (585,109)
(Additions) / exclusions:
Equity in earnings	(28,059)	(30,364)	(20,939)
Non-taxable revenues	12,848	16,573	152,277
Non-deductible expenses	(60,670)	(25,069)	(120,682)
Tax incentive – SUDENE/SUDAM(i)	333,359	235,753	157,254
Tax benefit related to interest on shareholders’ equity	493,000	544,000	476,000
Tax losses and temporary differences not recognized			(129,954)
Other	12,577	(4,933)	21,000
Income before income tax	763,055	735,960	534,956
Income tax and social contribution expense	R$ (468,582)	R$ (346,611)	R$ (50,153)
Effective rate	12.94%	10.89%	2.91%